Schedule of Accounts receivable and prepaid expenses (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Prepaid expenses and deposits	$ 696,222	$ 435,945	$ 464,380	$ 382,198
HST and interest receivable		128,437	125,978	121,621
U.S. Environment Protection Agency overpayment (note 8)			100,000	94,582
Total	$ 859,511	$ 564,382	$ 690,358	$ 598,401